Investment in Operating Leases	12 Months Ended
Mar. 31, 2014
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2013 and 2014 consists of the following:

	Millions of yen
	2013	2014
Transportation equipment	¥752,020	¥845,820
Measuring and information-related equipment	216,026	228,386
Real estate	817,330	712,828
Other	18,020	17,799

	1,803,396	1,804,833
Accumulated depreciation	(431,329)	(449,435)

Net	1,372,067	1,355,398
Accrued rental receivables	23,466	20,288

	¥1,395,533	¥1,375,686

Gains and losses from the disposition of real estate under operating leases are disclosed separately as gains on sales of real estate under operating leases or income from discontinued operations, net in the accompanying consolidated statements of income.

For fiscal 2012, 2013 and 2014, gains on sales of operating lease assets other than real estate are ¥14,721 million, ¥14,032 million and ¥17,820 million, respectively, and are included in operating lease revenues.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Depreciation expenses	¥135,197	¥145,928	¥166,234
Various expenses	46,207	48,501	49,655

	¥181,404	¥194,429	¥215,889

The operating lease contracts include non-cancelable lease terms that range up to 23 years. The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2015	¥170,645
2016	115,619
2017	83,607
2018	55,204
2019	31,553
Thereafter	65,145

Total	¥521,773